Equity (Details) - Schedule of composition of share capital (Parentheticals) - £ / shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Share Capital [Abstract]
Ordinary shares, par value	£ 0.001	£ 0.001